Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000759

Received SEC
MAR 07 2013
Washington, DC 20549

001-35830

March 7, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VENTAS, INC., VENTAS REALTY, LIMITED PARTNERSHIP, VENTAS CAPITAL CORPORATION, 5.45% Senior Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 7, 2013. Tentative listing date – March 11, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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